Commitments and Contingencies - Additional Information (Detail) Tonnes_Per_Day in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Sep. 24, 2015 USD ($)	Sep. 24, 2015 CAD ($)	Mar. 31, 2018	Jan. 08, 2016	Dec. 31, 2017 USD ($) MillionTonnesPerAnnum Tonnes_Per_Day	Mar. 15, 2017 USD ($)	Mar. 15, 2017 CAD ($)	Mar. 15, 2016 USD ($)	Mar. 15, 2016 CAD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid					$ 337,500,000
Upfront cash consideration paid to date					$ 21,000,000
Canada [member]
Disclosure of contingent liabilities [line items]
Total reassessment	$ 282,000,000	$ 353
Relevant years					2005-2010 taxation years
Letter of guarantee amount provided to CRA								$ 153,000,000	$ 192
Additional letter of guarantee amount provided to CRA						$ 8,000,000	$ 10
Events After Reporting Period [Member] | Canada [member]
Disclosure of contingent liabilities [line items]
Percentage of assessment required to be deposited				50.00%
Primero Revolving Credit Facility [member]
Disclosure of contingent liabilities [line items]
GuaranteeFeeAsPercentageOfOutstandingLoanInConnectionWithGuaranteeAndExtensionsOfGuarantee			5.00%
Outstanding amount					$ 30,000,000
Rosemont [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid					230,000,000
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid					32,000,000
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest					140,000,000
Upfront cash consideration paid to date					6,000,000
Additional advance payments					8,000,000
Cash not returned on discontinuing precious metal purchase agreement					$ 2,000,000
Option repurchase precious metal stream, percentage					50.00%
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest					$ 65,000,000
Additional advance payments					$ 20,000,000
Mill throughput capacity | Tonnes_Per_Day					4,500
Additional payment condition					If processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.
Kutcho [member] | Early deposit upon satisfaction of certain conditions [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest					$ 7,000,000
Kutcho [member] | Installment basis to partially fund construction of the mine once certain conditions have been satisfied [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest					$ 58,000,000
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum					24
Salobo [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum					28
Additional payment					$ 113,000,000
Salobo [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum					40
Additional payment					$ 953,000,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid					$ 138,000,000
Reduced stream percentage of gold					0.909%
Current stream percentage of gold					10.00%
Current stream percentage of silver					50.00%
Reduced stream percentage of silver					0.00%
Amount of non-refundable advance					$ 2,000,000